Corporate information - Additional Information (Detail) - Consortium - $ / shares	Jul. 02, 2025	Dec. 11, 2024
Disclosure of detailed information about business combination [line items]
Non-binding proposal cash consideration price per share		$ 7.07
Final Non-binding offer for cash consideration price per share	$ 8